Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings Per Common Share
Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

(dollars in thousands, except per share data)	2022	2021	2020
Net income available to shareholders	$20,751	$22,517	$14,293
Average shares outstanding	6,792,312	6,877,402	7,004,629
Basic earnings per share	$3.06	$3.27	$2.04
Diluted earnings per share	$3.06	$3.27	$2.04